Voya® Investment Management

c/o BNY Mellon Investment Servicing (US), Inc.

P.O. Box 9772

Providence, RI 02940-9772

Voya Senior Income Fund

Repurchase Offer Notice — Deadline Extension

December 5, 2018

Dear Voya Senior Income Fund Shareholder:

Due to the closing of the NYSE on December 5, 2018 for the National Day of Mourning honoring President George H.W. Bush, the Repurchase Offer Notice, dated December 3, 2018, has been amended. The Repurchase Request Deadline for the Voya Senior Income Fund has been extended from Friday, December 14th to Monday, December 17th.

If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any Repurchase Offer. The remaining terms of the Repurchase Offer Notice dated December 3, 2018 remain unchanged.

If you have questions, please call your financial advisor or Voya Investments Distributor, LLC at 1-800-992-0180. This Repurchase Offer Notice can also be found online at https://individuals.voya.com/document/product/voya-senior-income-fund-repurchase-offer-notice.pdf.

Sincerely,

Voya Investments, LLC

INVESTMENT MANAGEMENT voyainvestments.com